UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

J. Garrett Stevens

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis and Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: August 31, 2019

Date of reporting period: November 30, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

EMQQ The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

November 30, 2018 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 100.0%

Argentina — 7.0%
Consumer Discretionary — 7.0%
Despegar.com*	46,971	$701,747
MercadoLibre	61,570	21,670,793
Total Argentina		22,372,540

Brazil — 2.1%
Consumer Discretionary — 2.1%
B2W Cia Digital*	282,831	2,793,419
CVC Brasil Operadora e Agencia de Viagens	239,700	3,826,119
Total Brazil		6,619,538

China — 48.3%
Communication Services — 26.9%
58.com ADR*	141,514	8,432,819
Autohome ADR	134,540	11,078,024
Baidu ADR*	106,588	20,068,389
Bitauto Holdings ADR*	71,718	1,323,914
Changyou.com ADR	25,870	508,346
Fang Holdings ADR*	485,744	893,769
Momo ADR*	231,117	7,245,518
NetEase ADR	87,333	19,830,704
SINA*	103,292	6,690,223
Sogou ADR*	152,396	946,379
Sohu.com ADR*	49,830	1,038,956
Tian Ge Interactive Holdings	766,000	411,104
Weibo ADR*	47,561	3,028,684
YY ADR*	56,596	3,852,490
		85,349,319
Consumer Discretionary — 18.1%
Alibaba Group Holding ADR*	150,676	24,237,741
Baozun ADR*	27,581	972,782
Cogobuy Group*	910,000	348,848
Ctrip.com International ADR*	486,420	14,033,217
JD.com ADR*	678,517	14,404,916
Secoo Holding ADR*	58,028	580,280
Vipshop Holdings ADR*	501,967	2,896,350
		57,474,134
Financials — 2.1%
LexinFintech Holdings ADR*	165,529	1,574,181
PPDAI Group ADR*	263,718	1,463,635
Qudian ADR*	436,653	2,226,930
Yirendai ADR	93,539	1,556,489
		6,821,235
Industrials — 0.7%
51job ADR*	33,954	2,311,588

Information Technology — 0.5%
21Vianet Group ADR*	116,435	1,103,804
Cheetah Mobile ADR*	56,846	360,972
		1,464,776
Total China		153,421,052

Germany — 2.7%
Consumer Discretionary — 2.7%
Delivery Hero*	165,325	6,016,243
Rocket Internet*	98,963	2,530,100
Total Germany		8,546,343

Hong Kong — 11.6%
Communication Services — 8.6%
China Literature*	353,600	1,852,551
NetDragon Websoft	249,500	454,636
Tencent Holdings	625,492	24,937,355
		27,244,542
Financials — 1.1%
Chong Sing Holdings FinTech Gr	26,740,000	775,642
ZhongAn Online P&C Insurance, Cl H*	655,400	2,684,161
		3,459,803
Industrials — 0.2%
HC Group	861,197	528,223

Information Technology — 1.7%
Kingdee International Software Group	4,079,000	4,065,578
Meitu*	3,403,500	1,413,459
		5,479,037
Total Hong Kong		36,711,605

India — 1.4%
Communication Services — 0.7%
Info Edge India	105,154	2,331,961

Consumer Discretionary — 0.7%
Infibeam Avenues	198,529	126,902
MakeMyTrip*	90,001	2,249,125
		2,376,027
Total India		4,707,988

Russia — 6.8%
Communication Services — 6.5%
Mail.Ru Group GDR*	288,207	7,199,411
Yandex, Cl A*	451,896	13,330,932
		20,530,343
Information Technology — 0.3%
QIWI ADR*	57,042	857,912
Total Russia		21,388,255

EMQQ The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

November 30, 2018 (Unaudited)

Description	Shares	Fair Value
South Africa — 7.3%
Communication Services — 7.3%
Naspers, Cl N	116,846	$23,282,827
Total South Africa		23,282,827

South Korea — 11.8%
Communication Services — 11.5%
AfreecaTV	12,987	475,014
Com2uSCorp	14,242	1,791,447
Kakao	66,209	6,644,821
NAVER	144,223	16,275,668
NCSoft	23,093	10,547,853
NHN Entertainment*	15,735	809,946
		36,544,749
Information Technology — 0.3%
Cafe24*	9,061	822,074
Total South Korea		37,366,823

Taiwan — 0.2%
Consumer Discretionary — 0.2%
PChome Online	136,058	651,545
Total Taiwan		651,545

Thailand — 0.8%
Communication Services — 0.8%
Sea ADR*	198,109	2,642,774
Total Thailand		2,642,774

Total Common Stock
(Cost $380,353,928)		317,711,290

Total Investments in Securities- 100.0%
(Cost $380,353,928)		$317,711,290

Percentages are based on Net Assets of $317,848,492.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

As of November 30, 2018, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended November 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For the period ended November 30, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semiannual and annual financial statements.

EMQ-QH-001-0900

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: January 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: January 29, 2019

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: January 29, 2019